Expense Example, No Redemption - FidelitySustainableMulti-AssetFund-AMCIPRO - FidelitySustainableMulti-AssetFund-AMCIPRO - Fidelity Sustainable Multi-Asset Fund	Nov. 29, 2023 USD ($)
Fidelity Advisor Sustainable Multi-Asset Fund - Class I
Expense Example, No Redemption:
1 Year	$ 51
3 Years	169
5 Years	301
10 Years	683
Fidelity Advisor Sustainable Multi-Asset Fund - Class M
Expense Example, No Redemption:
1 Year	448
3 Years	666
5 Years	903
10 Years	1,582
Fidelity Advisor Sustainable Multi-Asset Fund - Class C
Expense Example, No Redemption:
1 Year	153
3 Years	483
5 Years	838
10 Years	1,638
Fidelity Advisor Sustainable Multi-Asset Fund - Class A
Expense Example, No Redemption:
1 Year	647
3 Years	809
5 Years	987
10 Years	$ 1,502